Notes Payable - 4.25% Notes (Details)	Oct. 01, 2013	Aug. 02, 2011 USD ($) day trading_day $ / shares	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Notes repurchase amount				$ 230,000,000	$ 549,000,000
Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018 | Convertible Debt
Debt Instrument [Line Items]
Amount of debt instrument		$ 300,000,000
Stated interest rate (as percent)		4.25%	4.25%	4.25%
Percentage of principal received in cash		100.00%
Debt discount rate		92.818%
Unamortized discount		$ 22,000,000
Conversion ratio		0.046387
Conversion price (in dollars per share) | $ / shares		$ 21.56
If-converted percentage in excess of price	130.00%
Notes repurchase amount			$ 47,000,000
Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018 | Convertible Debt | Debt Conversion, One
Debt Instrument [Line Items]
Number of trading days | trading_day		20
Period of consecutive trading days | day		10
If-converted percentage in excess of price		130.00%
Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018 | Convertible Debt | Debt Conversion, Two
Debt Instrument [Line Items]
Period of consecutive trading days | day		30
Threshold consecutive business days		5 days
Ratio of trading price per $1000 principal amount		98.00%